Cover	Nov. 07, 2025
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Nov. 07, 2025
Entity Registrant Name	IMMERSION CORPORATION
Entity File Number	001-38334
Entity Tax Identification Number	94-3180138
Entity Address, Address Line One	2999 N.E. 191st Street, Suite 610
Entity Address, City or Town	Aventura
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33180
City Area Code	408
Local Phone Number	467-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001058811
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K of Immersion Corporation, a Delaware corporation (the “Company”), filed with the Securities and Exchange Commission on November 10, 2025 (the “Original Report”) related to the declaration of a dividend to the holders of the Company’s common stock (the “Common Shares”) outstanding at the close of business on November 17, 2025 of one preferred share purchase right for each Common Share and the entrance into the Rights Agreement, dated November 7, 2025, between the Company and Computershare Trust Company, N.A., as rights agent. This amendment is being supplied solely to provide the correct number of outstanding Common Shares as of November 7, 2025, and to provide hyperlinks to the exhibits, which were inadvertently omitted in the Original Report. Except as described above, all other information in the Original Report remains unchanged.
Entity Incorporation, State or Country Code	DE
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	IMMR
Security Exchange Name	NASDAQ
Series C
Entity Information [Line Items]
Title of 12(b) Security	Series C Junior Participating Preferred Stock Purchase Rights